Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Ingredient materials	$ 414,595	$ 540,689
Package and other materials	114,398	60,904
Finished goods	194,912	91,913
Total inventories	$ 723,905	$ 693,506